Related Party Disclosures (Details) - Schedule of Payments and Composition of Key Management Personnel $ in Millions	12 Months Ended
	Dec. 31, 2023 CLP ($) Executives	Dec. 31, 2022 CLP ($) Executives
Directory:
Payment of remuneration and attendance fees of the Board of Directors - Bank and its subsidiaries (in Pesos) | $	$ 3,347	$ 3,095
Key Personnel of the Management of the Bank and its Subsidiaries:
Payment for benefits to short-term employees (in Pesos) | $	36,535	31,196
Payment for benefits to employees for termination of employment contract (in Pesos) | $	1,548	1,698
Subtotal (in Pesos) | $	38,083	32,894
Total (in Pesos) | $	$ 41,430	$ 35,989
Directors Bank and subsidiaries [Member]
Directory:
Total number of executives	16	17
CEO – Bank [Member]
Directory:
Total number of executives	1	1
CEOs – Subsidiaries [Member]
Directory:
Total number of executives	5	5
Division Managers / Area – Bank [Member]
Directory:
Total number of executives	90	92
Division Managers / Area – Subsidiaries [Member]
Directory:
Total number of executives	30	32
Subtotal [Member]
Directory:
Total number of executives	126	130
Key Personnel of the Management of the Bank and its Subsidiaries [Member]
Directory:
Total number of executives	142	147